UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York         August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   18

Form 13F Information Table Value Total:   $50,518
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                  Name

(1)  028-10548                        SLS Offshore Fund, Ltd.
(2)  028-13248                        SLS Investors, LP

                                               FORM 13F INFORMATION TABLE
                                                 SLS MANAGEMENT, LLC




COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                           VALUE    SHRS OR  SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETION     MNGRS      SOLE  SHARED  NONE
BANK OF AMERICA CORPORATION    COM             060505104  4,462     338,000  SH         SHARED-DEFINED  (1),(2)  338,000
BARNES & NOBLE INC             COM             067774109  2,063     100,000  SH         SHARED-DEFINED  (1),(2)  100,000
BOSTON SCIENTIFIC CORP         COM             101137107  2,706     266,900  SH         SHARED-DEFINED  (1),(2)  266,900
BRISTOL MYERS SQUIBB CO        COM             110122108  1,793      88,300  SH         SHARED-DEFINED  (1),(2)   88,300
CHESAPEAKE ENERGY CORP         COM             165167107  1,908      96,200  SH         SHARED-DEFINED  (1),(2)   96,200
CITIGROUP INC                  COM             172967101  2,396     806,800  SH         SHARED-DEFINED  (1),(2)  806,800
COMCAST CORP NEW               CL A SPL        20030N200  2,609     185,000  SH         SHARED-DEFINED  (1),(2)  185,000
COVANTA HLDG CORP              COM             22282E102  1,883     111,000  SH         SHARED-DEFINED  (1),(2)  111,000
E M C CORP MASS                COM             268648102  3,713     283,457  SH         SHARED-DEFINED  (1),(2)  283,457
GAP INC DEL                    COM             364760108  3,902     237,900  SH         SHARED-DEFINED  (1),(2)  237,900
HERBALIFE LTD                  COM USD SHS     G4412G101  5,307     168,271  SH         SHARED-DEFINED  (1),(2)  168,271
HEWITT ASSOCS INC              COM             42822Q100  3,904     131,085  SH         SHARED-DEFINED  (1),(2)  131,085
HUMANA INC                     COM             444859102  5,868     181,900  SH         SHARED-DEFINED  (1),(2)  181,900
ISHARES TR                     DJ HOME CONSTN  464288752  2,583     263,000  SH         SHARED-DEFINED  (1),(2)  263,000
LEXMARK INTL NEW               CL A            529771107  2,614     164,900  SH         SHARED-DEFINED  (1),(2)  164,900
MGIC INVT CORP WIS             COM             552848103  1,424     323,600  SH         SHARED-DEFINED  (1),(2)  323,600
TRICO MARINE SERVICES INC      COM NEW         896106200    131      38,400  SH         SHARED-DEFINED  (1),(2)   38,400
WENDYS ARBYS GROUP INC         COM             950587105  1,252     312,900  SH         SHARED-DEFINED  (1),(2)  312,900

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